Business combinations (Tables)	12 Months Ended
Oct. 31, 2024
Disclosure of detailed information about business combination [abstract]
Schedule of assets acquired and liabilities assumed in business combination

Total consideration	$
Cash	600
600

Purchase price allocation
Leasehold improvements	50
Office equipment and computers	6
Right of use asset	292
Inventory	41
License	4
Goodwill	499
Lease liability	(292)
600

Total consideration	$
Common Shares	4,932
Working Capital Adjustment	352
5,284

Purchase price allocation
Cash	622
Inventory	308
Prepaid expenses	11
Property, plant and equipment	111
Right of use asset	129
Intangible assets - business license rights	1,487
Goodwill	3,416
Accounts payable and accrued liabilities	(318)
Lease liabilities	(130)
Income tax payables	(110)
Deferred tax liability	(242)
5,284